Long-Term Debt	3 Months Ended	12 Months Ended
	Jan. 02, 2021	Oct. 03, 2020
Debt Disclosure [Abstract]
Long-Term Debt
Note 7—Long-Term Debt
The table below presents our debt obligations as of the periods presented (in thousands):

	Effective Interest Rate (1)		January 2, 2021	October 3, 2020	December 28, 2019
Term Loan—due on August 16, 2023	3.65	% (2)	$809,093	$811,178	$819,520
Senior Unsecured Notes—due on August 16, 2024			—	390,000	390,000
ABL Credit Facility	2.50	% (3)	—	—	6,300

Total long-term debt			809,093	1,201,178	1,215,820
Less: current portion of long-term debt			(8,341)	(8,341)	(8,341)
Less: non current ABL Credit Facility			—	—	(6,300)
Less: unamortized discount			(2,317)	(9,348)	(11,049)
Less: deferred financing charges			(3,041)	(3,939)	(4,874)

Long-term debt, net			$795,394	$1,179,550	$1,185,256

(1)	Effective interest rates as of January 2, 2021.
(2)	Carries interest at a specified margin over LIBOR of 3.50% with a minimum LIBOR of 0.00%.
(3)	Carries interest at a specific margin of 0.75% and 1.00% with respect to Base Rate loans and between 1.75% and 2.00% with respect to Eurodollar Rate loans with a minimum LIBOR of 0.75%.
Repayment of the Term Loan
.

We are required to make principal repayments equal to 0.25%
of the Term Loan principal amount as stated in the third amendment executed February 27, 2018 on the last day of December, March, June, and September. We are also required to repay the term loan based on an annual calculation of excess cash flow, as defined in the agreement. At January 2, 2021, no
amount of excess cash flow was required to be repaid.
The Term Loan does not require us to comply with any financial covenants. The Term Loan contains customary events of default, including default upon the nonpayment of principal, interest, fees or other amounts, or the occurrence of a change of control. No event of default had occurred under the Term Loan as of January 2, 2021 or October 3, 2020.
Principal maturities for the Term Loan are as follows as of January 2, 2021 (in thousands):

2021	$6,256
2022	8,341
2023	794,496

Total	$809,093

Repayment of the ABL Credit Facility—
We are obligated to pay the lender a commitment fee of 0.375% per annum, payable quarterly in arrears. We are also obligated to pay a commission on all outstanding letters of credit as well as customary administrative, issuance, fronting, amendment, payment, and negotiation fees. No amounts are outstanding on the $200.0 million ABL Credit Facility as of January 2, 2021 and October 3, 2020, respectively.
The amount available was reduced by
 $11.6 million of existing standby letters of credit as of January 2, 2021 and October 3, 2020, respectively.
The ABL Credit Facility does not require us to comply with any financial covenants. The ABL Credit Facility contains customary events of default, including default upon the nonpayment of principal, interest, fees or other amounts, or the occurrence of a change of control. No event of default had occurred under the ABL Credit Facility as of January 2, 2021 and October 3, 2020.
Repayment of the Senior Unsecured Notes
—The Senior Unsecured Notes principal of $390.0 million
was paid in full on November 3, 2020 resulting in a loss on debt extinguishment of $7.3 million. The Senior Unsecured Notes were guaranteed on a senior basis by us and all our present and future domestic wholly owned subsidiaries. Interest-only payments on the Senior Unsecured Notes were payable quarterly on January 10, April 10, July 10, and October 10 of each year. We incurred interest of 8.50% plus LIBOR, subject to a minimum rate of 1.00%, on the Senior Unsecured Notes. The Senior Unsecured Notes had restrictive covenants that limited the ability to, among other things, incur or guarantee additional indebtedness or issue preferred stock; pay dividends and make other restricted payments; incur restrictions on the payment of dividends or other distributions; create or incur certain liens; make certain investments; transfer or sell assets; engage in transactions with affiliates; and merge or consolidate with other companies or transfer all or substantially all of our assets.
Representations and covenants
—The Term Loan and ABL Credit Facility contain customary representations and warranties, covenants, and conditions to borrowing. No event of default had occurred as of January 2, 2021 and October 3, 2020.

Interest Rate Cap Agreements
In March 2017, we entered into interest rate cap agreements in order to manage the variability of cash flows related to a portion of our floating rate indebtedness. Pursuant to the agreements, we have capped LIBOR at 3.00% with respect to the aggregate notional amount of $750.0 million through the expiration of the agreements in March 2021.

In the event LIBOR exceeds
3.00
% we will pay interest at the capped rate. In the event LIBOR is less than
3.00
%, we will pay interest at the prevailing LIBOR rate.
The fair value of the interest rate cap agreements was zero

as of January 2, 2021 and October 3, 2020. We did not recognize any change in value of the interest rate cap agreements for the three months ended January 2, 2021 and October 3, 2020, respectively.

Note 8—Long-Term Debt
The table below presents our debt obligations as of the periods presented (in thousands):

As of	Effective Interest Rate(1)		October 3, 2020	September 28, 2019
Term Loan—due on August 16, 2023	3.65	%(2)	$811,178	$821,605
Senior Unsecured Notes—due on August 16, 2024	9.50	%(3)	390,000	390,000
ABL Credit Facility	1.89	%(4)	—	—

Total long-term debt			1,201,178	1,211,605
Less: current portion of long-term debt			(8,341)	(8,341)
Less: unamortized discount			(9,348)	(11,589)
Less: deferred financing charges			(3,939)	(5,182)

Long-term debt, net			$1,179,550	$1,186,493

(1)	Effective interest rates as of October 3, 2020.
(2)
Carries interest at a specified margin over LIBOR of 3.50% with a minimum rate of 0.00%. Prior to February 27, 2018, the Term Loan carried interest with a specified margin over LIBOR of 3.75% with a minimum rate of 1.00%.

(3)	Carries interest at a specified margin over LIBOR of 8.50% with a minimum rate of 1.00%.
(4)
Carries interest at a specific margin of 0.75% and 1.00% with respect to Base Rate loans and between 1.75% and 2.00% with respect to Eurodollar Rate loans. Prior to August 13, 2020, the ABL Credit Facility carried interest at a specific margin of 0.25% and 0.75% with respect to Base Rate loans and between 1.25% and 1.75% with respect to Eurodollar Rate loans.

Loss on extinguishment/modification of debt—
On February 27, 2018, we amended the Term Loan including the incremental term loan, which resulted in a $0.5 million loss on debt extinguishment related to the underlying loan tranches repaid in connection with the amendment.
We capitalize financing costs we incur related to implementing and in certain circumstances, amending our debt arrangements. We record any financing costs associated with our Term Loan and Senior Unsecured Notes as a reduction of long-term debt, net on our consolidated balance sheet and amortize them over the contractual life of the related debt arrangements.

The table below summarizes changes in deferred financing costs associated with our Term Loan and Senior Unsecured Notes for the periods presented (in thousands):

As of	October 3, 2020	September 28, 2019
Deferred financing costs
Balance, beginning of year	$5,182	$6,356
Financing costs deferred	5	10
Less: amortization expense	(1,248)	(1,184)

Deferred financing costs, net of accumulated amortization	$3,939	$5,182

We record any financing costs associated with our ABL Credit Facility in other assets on our consolidated balance sheets and amortize them over the contractual life of the related debt arrangement.
Repayment of the Term Loan—
We are required to make principal repayments equal to 0.25% of the Term Loan principal amount as stated in the third amendment executed February 27, 2018 on the last day of December, March, June, and September. We are also required to repay the term loan based on an annual calculation of excess cash flow, as defined in the agreement. As of October 3, 2020, no amount of excess cash flows was required to be repaid.
The Term Loan does not require us to comply with any financial covenants. The Term Loan contains customary events of default, including default upon the nonpayment of principal, interest, fees or other amounts, or the occurrence of a change of control. No event of default had occurred under the Term Loan as of October 3, 2020 or September 28, 2019.
Principal maturities for the Term Loan are as follows as of October 3, 2020 (in thousands):

2021	$8,341
2022	8,341
2023	794,496

Total	$811,178

Repayment of the ABL Credit Facility
—We are obligated to pay the lender a commitment fee of 0.375% per annum, payable quarterly in arrears. We are also obligated to pay a commission on all outstanding letters of credit as well as customary administrative, issuance, fronting, amendment, payment, and negotiation fees. No amounts are outstanding on the $200.0 million and $150.0 million ABL Credit Facility as of October 3, 2020 and September 28, 2019, respectively. The amount available is reduced by $11.6 million and $10.6 million of existing standby letters of credit as of October 3, 2020 and September 28, 2019, respectively.
The ABL Credit Facility does not require us to comply with any financial covenants. The ABL Credit Facility contains customary events of default, including default upon the nonpayment of principal, interest, fees or other amounts, or the occurrence of a change of control. No event of default had occurred under the ABL Credit Facility as of October 3, 2020 or September 28, 2019.
Repayment of the Senior Unsecured Notes—The Senior Unsecured Notes are guaranteed on a senior basis by us and all our present and future domestic wholly owned subsidiaries. Interest-only payments on the Senior Unsecured Notes are payable quarterly on January 10, April 10, July 10, and October 10 of each year. The Senior Unsecured Notes bear interest of 8.50% plus LIBOR, subject to a minimum rate of 1.00%. The Senior Unsecured Notes have restrictive covenants that limit the ability to, among other things, incur or guarantee additional indebtedness or issue preferred stock; pay dividends and make other restricted payments; incur restrictions on the payment of dividends or other distributions; create or incur certain liens; make certain investments; transfer or sell assets; engage in transactions with affiliates; and merge or consolidate with other companies or transfer all or substantially all of our assets.
The entire maturity of the Senior Unsecured Notes is due in 2024.
Representations and covenants—
The Term Loan, Senior Unsecured Notes, and ABL Credit Facility contain customary representations and warranties, covenants, and conditions to borrowing. No event of default had occurred as of October 3, 2020 or September 28, 2019.
Substantially all of our assets are pledged as collateral to secure our indebtedness under our long-term debt agreements.
Interest Rate Cap Agreements
In March 2017, we entered into interest rate cap agreements in order to manage the variability of cash flows related to a portion of our floating rate indebtedness. Pursuant to the agreements, we have capped LIBOR at 3.00% with respect to the aggregate notional amount of $750.0 million through the expiration of the agreements in
March 2021
. In the event LIBOR exceeds
3.00
% we will pay interest at the capped rate plus the applicable margin. In the event LIBOR is less than
3.00
%, we will pay interest at the prevailing LIBOR rate plus the applicable margin.
The fair value of the interest rate cap agreements was zero, zero and $4.3 million as of October 3, 2020, September 28, 2019 and September 29, 2018 respectively, and is recorded in other assets on the consolidated balance sheets. We recognized a (loss) gain related to the interest rate cap agreements of zero, $(4.3) million and $3.0 million in fiscal 2020, 2019 and 2018, respectively, which is recorded in other expenses in the consolidated statement of operations.